Stock-Based Compensation (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units and Restricted Stock
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance	3,261,562	4,858,972	4,812,657
Number of Awards - Granted - Annual	946,774	968,522	889,448
Number of Awards - Granted - Other	44,401	99,337	351,624
Number of Awards - Vested	(1,100,095)	(2,594,468)	(1,077,816)
Number of Awards - Forfeited	(47,281)	(70,801)	(116,941)
Number of Awards - Nonvested - Ending balance	3,105,361	3,261,562	4,858,972
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance	$ 85.17	$ 73.02	$ 68.75
Weighted Average Grant Date Fair Value - Granted - Annual	$ 101.57	$ 87.92	$ 89.46
Weighted Average Grant Date Fair Value - Granted - Other	$ 111.19	$ 85.07	$ 87.07
Weighted Average Grant Date Fair Value - Vested	$ 79.93	$ 63.51	$ 72.21
Weighted Average Grant Date Fair Value - Forfeited	$ 90.82	$ 82.65	$ 72.01
Weighted Average Grant Date Fair Value - Nonvested - Ending balance	$ 92.31	$ 85.17	$ 73.02
Vesting period	3 years
Weighted average life of remaining vesting period	24 months
Fair value that vested	$ 114	$ 228	$ 102
Compensation expense yet to be recognized	77
Tax benefit realized from vesting	43	86	36
Performance Shares
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance	1,089,084	878,872	760,645
Number of Awards - Granted - Annual	353,734	467,531	415,024
Number of Awards - Vested	(507,083)	0	(206,410)
Number of Awards - Performance Change	(6,949)	(178,838)	(39,323)
Number of Awards - Forfeited	(33,151)	(78,481)	(51,064)
Number of Awards - Nonvested - Ending balance	895,635	1,089,084	878,872
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance	$ 79.27	$ 78.55	$ 73.99
Weighted Average Grant Date Fair Value - Granted - Annual	$ 96.87	$ 81.55	$ 84.58
Weighted Average Grant Date Fair Value - Vested	$ 75.16	$ 0	$ 72.77
Weighted Average Grant Date Fair Value - Performance Change	$ 77.01	$ 81.27	$ 82.10
Weighted Average Grant Date Fair Value - Forfeited	$ 91.34	$ 80.21	$ 80.20
Weighted Average Grant Date Fair Value - Nonvested - Ending balance	$ 88.12	$ 79.27	$ 78.55
Weighted average life of remaining vesting period	11 months
Share-based compensation arrangement by share-based payment award, award vesting or performance period	3 years
Fair value that vested	52		18
Compensation expense yet to be recognized	14
Tax benefit realized from vesting	$ 16		$ 5
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions	200.00%
Vesting period	3 years
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions	0.00%
Vesting period	1 year